Employee Benefit Plans and Share-Based Payments - Summary of Share Based Compensation Plan (Plan 2015-2018 (Parenthetical) (Detail) - Plan 2015-18 [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	7 months
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan		7 months	7 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan		31 months	31 months